Convertible debt and loans payable - Summary of Embedded Derivatives Using the Barrier Option Pricing Model (Details)		6 Months Ended	12 Months Ended
	Sep. 29, 2021	Apr. 30, 2022	Oct. 31, 2021
Koch Strategic Platforms [Member] | Convertible Debt [member]
Disclosure of Detailed Information about Embedded Derivatives Liability Fair Value Measurement [Line Items]
Risk free interest rate	1.06%		1.23%
Expected life of options	5 years		4 years 11 months 1 day
Expected dividend yield	0.00%		0.00%
Expected stock price volatility	66.00%		62.00%
share price	12.56		12.94
Koch Strategic Platforms Convertible Note | Risk free interest rate
Disclosure of Detailed Information about Embedded Derivatives Liability Fair Value Measurement [Line Items]
Risk free interest rate	1.06%	3.07%	1.23%
Koch Strategic Platforms Convertible Note | Expected life of options
Disclosure of Detailed Information about Embedded Derivatives Liability Fair Value Measurement [Line Items]
Expected life of options	5 years	4 years 5 months 1 day	4 years 11 months 1 day
Koch Strategic Platforms Convertible Note | Expected dividend yield
Disclosure of Detailed Information about Embedded Derivatives Liability Fair Value Measurement [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Koch Strategic Platforms Convertible Note | Expected stock price volatility
Disclosure of Detailed Information about Embedded Derivatives Liability Fair Value Measurement [Line Items]
Expected stock price volatility	66.00%	65.00%	62.00%
Koch Strategic Platforms Convertible Note | Share Price
Disclosure of Detailed Information about Embedded Derivatives Liability Fair Value Measurement [Line Items]
share price	12.56	6.49	12.94